INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2018
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES

The Company has, and has had, certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.

At December 31, 2018, 2017 and 2016, the Company had the following participation in investments that are recorded using the equity method:

	2018	2017	2016
SFL Deepwater Ltd	100.00%	100.00%	100.00%
SFL Hercules Ltd	100.00%	100.00%	100.00%
SFL Linus Ltd	100.00%	100.00%	100.00%

SFL Deepwater Ltd. ("SFL Deepwater"), SFL Hercules Ltd. ("SFL Hercules"), and SFL Linus Ltd. ("SFL Linus") each own drilling units which have been leased to subsidiaries of Seadrill Limited (“Seadrill”), a related party, as further described below. In September 2017, Seadrill announced that it has entered into a restructuring agreement (the “Restructuring Plan”) with more than 97% of its secured bank lenders, approximately 40% of its bondholders and a consortium of investors led by its largest shareholder, Hemen Holding Limited (“Hemen”), who is also the largest shareholder in the Company. The Company, SFL Deepwater, SFL Hercules and SFL Linus have also entered into the Restructuring Plan, which has been implemented by way of prearranged Chapter 11 cases. As part of the Restructuring Plan, the financial covenants on Seadrill have been replaced by financial covenants on a newly established subsidiary of Seadrill, Seadrill Rig Holding Company Limited (“RigCo”), who also acts as guarantor for the obligations under the leases for the three drilling units, on a subordinated basis to the senior secured lenders in Seadrill and new secured notes.

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. and Seadrill Offshore AS, fully guaranteed by their parent company Seadrill. In June 2013, SFL Deepwater transferred one of the rigs and the corresponding lease to SFL Hercules (see below). Accordingly, SFL Deepwater now holds one ultra deepwater drilling rig which is leased to Seadrill Deepwater Charterer Ltd. In October 2013, SFL Deepwater entered into a $390 million five year term loan and revolving credit facility with a syndicate of banks, which was used in November 2013 to refinance the previous loan facility. In connection with the Restructuring Plan, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. At December 31, 2018, the balance outstanding under the new facility was $203.7 million (2017: $225.8 million), and the available amount under the revolving part of the facility was $nil (2017: $nil). The Company guaranteed $84.7 million of this debt at December 31, 2018 (2017: $75.0 million). In addition, the Company has given the banks a first priority pledge over all shares of SFL Deepwater and assigned all claims under a secured loan made by the Company to SFL Deepwater in favor of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which originally expired in November 2023. In connection with the Restructuring Plan, the lease has been extended by 13 months until December 2024. Because the main asset of SFL Deepwater is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

SFL Hercules is a 100% owned subsidiary of Ship Finance, incorporated in 2012 for the purpose of holding an ultra deepwater drilling rig and leasing that rig to Seadrill Offshore AS, fully guaranteed by its parent company Seadrill. The rig was transferred, together with the corresponding lease, to SFL Hercules from SFL Deepwater in June 2013. In May 2013, SFL Hercules entered into a $375 million six year term loan and revolving credit facility with a syndicate of banks to partly finance its acquisition of the rig from SFL Deepwater. The facility was drawn in June 2013. In connection with the Restructuring Plan, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. At December 31, 2018, the balance outstanding under this facility was $210.0 million (2017: $251.3 million), and the available amount under the revolving part of the facility was $nil (2017: $nil). The Company guaranteed $78.9 million of this debt at December 31, 2018 (2017: $70.0 million). In addition, the Company has given the banks a first priority pledge over all shares of SFL Hercules and assigned all claims under a secured loan made by the Company to SFL Hercules in favour of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which originally expired in November 2023. In connection with the Restructuring Plan, the lease has been extended by 13 months until December 2024. Because the main asset of SFL Hercules is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation at the end of the charter, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

SFL Linus is a 100% owned subsidiary of Ship Finance, acquired in 2013 from North Atlantic Drilling Ltd ("NADL"), a related party. SFL Linus holds a harsh environment jack-up drilling rig which was delivered from the shipyard in February 2014 and immediately leased to North Atlantic Linus Charterer Ltd., fully guaranteed by its parent company NADL. In October 2013, SFL Linus entered into a $475 million five year term loan and revolving credit facility with a syndicate of banks to partly finance the acquisition of the rig. The facility was drawn in February 2014. In connection with the Restructuring Plan, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. At December 31, 2018, the balance outstanding under this facility was $241.5 million (2017: $308.8 million) and, the available amount under the revolving part of the facility was $nil (2017: $nil). The Company guaranteed $102.5 million of this debt at December 31, 2018 (2017: $90.0 million). In addition, the Company has given the banks a first priority pledge over all shares of SFL Linus and assigned all claims under a secured loan made by the Company to SFL Linus in favour of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. In February 2015, amendments were made to the lease, whereby Seadrill replaced NADL as lease guarantor. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, the charter includes a fixed price put option at the expiry of the charter in 2029. Because the main asset of SFL Linus is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	58,089	19,558	16,858	21,673
Non-current assets	967,954	302,362	290,370	375,222
Total assets	1,026,043	321,920	307,228	396,895
Current liabilities	69,181	18,252	19,487	31,442
Non-current liabilities (1)	931,755	297,060	281,627	353,068
Total liabilities	1,000,936	315,312	301,114	384,510
Total shareholders' equity (2)	25,107	6,608	6,114	12,385

	As of December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	97,723	26,242	29,152	42,329
Non-current assets	1,020,067	317,450	305,852	396,765
Total assets	1,117,790	343,692	335,004	439,094
Current liabilities	106,628	25,642	29,443	51,543
Non-current liabilities (1)	1,000,484	315,415	302,819	382,250
Total liabilities	1,107,112	341,057	332,262	433,793
Total shareholders' equity (2)	10,678	2,635	2,742	5,301

(1)
SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2018, include $109.0 million (2017: $113.0 million), $80.0 million (2017: $80.0 million) and $121.0 million (2017: $121.0 million) due to Ship Finance, respectively (see Note 24: Related party transactions). In addition, SFL Hercules and SFL Linus current liabilities at December 31, 2018, include a further $10.1 million and $21.7 million due to Ship Finance. SFL Deepwater balance was $nil (2017: $0.1 million, $3.6 million and $0.2 million) due to Ship Finance (see Note 24: Related party transactions).

(2)
In the year ended December 31, 2018, SFL Deepwater, SFL Hercules and SFL Linus did not pay any dividends (2017: $3.4 million; 2016: $46.3 million), (2017: $3.8 million; 2016: $25.1 million), (2017: $7.3 million; 2016: $42.1 million), respectively.

Summarized statement of operations information of the Company's wholly-owned equity method investees is shown below.

	Year ended December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,572	19,594	19,126	25,852
Net operating revenues	64,410	19,540	19,049	25,821
Net income (3)	14,635	3,973	3,372	7,290

	Year ended December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	73,487	20,873	21,827	30,787
Net operating revenues	73,487	20,873	21,827	30,787
Net income (3)	23,766	5,981	6,462	11,323

	Year ended December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	80,269	22,088	23,292	34,889
Net operating revenues	80,269	22,088	23,292	34,889
Net income (3)	27,765	6,778	6,424	14,563

(3)
The net income of SFL Deepwater, SFL Hercules and SFL Linus for the year ended December 31, 2018, includes interest payable to Ship Finance amounting to $5.1 million (2017: $5.4 million; 2016: $6.5 million), $3.6 million (2017: $4.3 million; 2016: $6.5 million), and $5.4 million (2017: $5.5 million; 2016: $5.6 million), respectively (see Note 24: Related party transactions).

SFL Deepwater, SFL Hercules and SFL Linus have loan facilities for which Ship Finance provides limited guarantees, as indicated above. These loan facilities contain financial covenants, with which Ship Finance and Seadrill must comply. As part of the Restructuring Plan, the financial covenants on Seadrill were replaced by financial covenants on a newly established subsidiary of Seadrill, who also acts as guarantor for the obligations under the leases for the three drilling units, on a subordinated basis to the senior secured lenders in Seadrill and new secured notes. As at December 31, 2018, Ship Finance and Seadrill were in compliance with all of the applicable covenants under these long-term debt facilities.